ORGANIZATION AND BUSINESS	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

1. ORGANIZATION AND BUSINESS

PicoCELA Inc. (“PicoCELA,” the “Company,” “we,” and “our”) is engaged in the manufacturing, installation, and services for enterprise wireless mesh solutions. PicoCELA’s backhaul engine (PBE) is a patented enterprise-grade wireless mesh technology which is used in cable-free connections in a variety of devices and equipment by customers across different industries, such as construction, industrial manufacturing, parks, malls, and various venues located in Japan. As of the date of this report, we solely operate in Japan. The Company has PicoManager, a cloud-based mesh network management service which helps with managing and monitoring the connectivity of wireless mesh Wi-Fi access points. The Company is focused on developing and providing technology that enables high density and cableless connections for mobile communications and information processing.